Exploration for and evaluation of oil and natural gas resources - Carrying Amount By Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 18,355	$ 18,183	$ 18,660
Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,026	16,960	17,286
Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,026	$ 16,960	$ 17,286
Minimum | Angola; India; Egypt; Middle East | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,000
Minimum | US - Gulf of Mexico; Canada; Brazil | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,000
Maximum | Angola; India; Egypt; Middle East | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,000
Maximum | US - Gulf of Mexico; Canada; Brazil | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,000